SHARE CAPITAL	6 Months Ended
Jun. 30, 2026
SHARE CAPITAL

15	SHARE CAPITAL

	June 30, 2026	December 31, 2025
	USD	USD
Paid up capital:
132,425,321 ordinary shares (2025: 132,425,321 ordinary shares):
At the end of reporting period	132,425	132,425

As of June 30, 2026, the Company is authorized to issue a maximum of 8,000,000,000 shares and paid up 132,425,321 ordinary shares with a par value of USD0.001. The currently issued 132,425,321 Ordinary Shares be and are re-designated and re-classified into (i) 92,932,850 Class B Ordinary Shares with 50 votes per share and (ii) 39,492,471 Class A Ordinary Shares with 1 vote per share. The remaining authorized but unissued 7,867,574,679 Ordinary Shares be and are re-designated and re-classified into (i) 7,480,507,529 Class A Ordinary Shares and (ii) 387,067,150 Class B Ordinary Shares.

Details of share option scheme issued by the Group is described in note 20.